Business, Liquidity and Summary of Significant Accounting Policies (Details 2) (Fair Value Liability For Price Adjustable Warrants, Level 3 Significant unobservable inputs, USD $)
In Thousands, except Per Share data, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair value liability for price adjustable warrants
Beginning balance	$ 5,226	$ 4,169	$ 3,481
Cashless exercise of warrants	(1,862)
Warrant issuance in connection with Series C	5,928
Change in fair value included in consolidated statement of operations	769	(151)	(1,746)
Ending balance	$ 10,061	$ 5,226	$ 4,169	$ 3,481
Exercise Price
Balance at December 31, 2013	$ 0.28	$ 0.28	$ 0.76
Cashless exercise of warrants	$ 0.28
Warrant issuance in connection with Series C	$ 0.75
Ending balance	$ 0.38	$ 0.28	$ 0.28	$ 0.76
Stock Price
Balance at December 31, 2013	$ 0.40	$ 0.46	$ 0.89
Cashless exercise of warrants	$ 1.17
Warrant issuance in connection with Series C	$ 1.50
Ending balance	$ 0.65	$ 0.40	$ 0.46	$ 0.89
Volatility
Balance at December 31, 2013	124.00%	146.00%	124.00%
Cashless exercise of warrants	131.00%
Warrant issuance in connection with Series C	121.00%
Ending balance	125.00%	124.00%	146.00%	124.00%
Contractual life (in years)
Contractual Life (In Years)	3 years 1 month 2 days	4 years 1 month 29 days	4 years 7 months 20 days	5 years 4 months 24 days
Cashless exercise of warrants	3 years 2 months 26 days
Warrant issuance in connection with Series C	2 years 29 days
Risk free rate
Balance at December 31, 2013	1.30%	0.66%	0.90%
Cashless exercise of warrants	0.78%
Warrant issuance in connection with Series C	0.64%
Ending balance	0.90%	1.30%	0.66%	0.90%